Segment information	12 Months Ended
Dec. 31, 2022
Segment information
4 Segment information
The Group is a global financial services company domiciled in Switzerland and, effective January 1, 2022 until December 31, 2022, was organized into four divisions – Wealth Management, Investment Bank, Swiss Bank and Asset Management. Prior periods were restated to conform to the current presentation.
> Refer to “Note 3 – Business developments, significant shareholders and subsequent events” for further information on the Group’s divisional organization effective January 1, 2023.
The segment information reflects the Group’s reportable segments and the Corporate Center, which are managed and reported on a pre-tax basis, as follows:
■ The Wealth Management division offers comprehensive wealth management and investment solutions and tailored financing and advisory services to UHNW and HNW individuals and external asset managers. We serve our clients through coverage areas addressing the geographies of Switzerland, Europe, Middle East and Africa, Asia Pacific and Latin America.
■ The Investment Bank division offers a broad range of financial products and services. Our suite of products and services includes global securities sales, trading and execution, capital raising and advisory services. Our clients include financial institutions, corporations, governments, sovereigns, UHNW and institutional investors, such as pension funds and hedge funds, financial sponsors and private individuals around the world.
■ The Swiss Bank division offers comprehensive advice and a wide range of financial solutions to private, corporate and institutional clients primarily domiciled in our home market of Switzerland. Our private clients business has a leading franchise in Switzerland, including HNW, affluent, retail and small business clients. In addition, we provide consumer finance services through our subsidiary BANK-now and the leading credit card brands through our investment in Swisscard AECS GmbH. Our corporate and institutional clients business serves large corporate clients, small and medium-sized enterprises, institutional clients, financial institutions and commodity traders.
■ The Asset Management division offers investment solutions and services globally to a broad range of clients, including pension funds, governments, foundations and endowments, corporations and individuals, with a strong presence in our Swiss home market. Backed by the Group’s global presence, Asset Management offers active and passive solutions in traditional investments as well as alternative investments.
Corporate Center included parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses and revenues that had not been allocated to the segments. In addition, the Corporate Center included consolidation and elimination adjustments required to eliminate intercompany revenues and expenses.
Revenue sharing and cost allocation
Responsibility for each product is allocated to a specific segment, which records all related revenues and expenses. Revenue-sharing and service level agreements govern the compensation received by one segment for generating revenue or providing services on behalf of another. These agreements are negotiated periodically by the relevant segments on a product-by-product basis. The aim of revenue-sharing and service level agreements is to reflect the pricing structure of unrelated third-party transactions.
Corporate services and business support in finance, operations, human resources, legal, compliance, risk management and IT are provided by corporate functions, and the related costs are allocated to the segments and Corporate Center based on their requirements and other relevant measures.
Funding
The Group centrally manages its funding activities. New instruments for funding and capital purposes are primarily issued by Credit Suisse Group AG and are passed on to Credit Suisse AG, the direct bank subsidiary of the Group (the Bank). The Bank lends funds to its operating subsidiaries and affiliates on both a senior and subordinated basis, as needed, the latter typically to meet capital requirements, or as desired by management to capitalize on opportunities. Capital is distributed to the segments considering factors such as regulatory capital requirements, utilized economic capital and the historic and future potential return on capital.
Transfer pricing, using market rates, is used to record net revenues and expenses in each of the segments for this capital and funding. The Group’s funds transfer pricing system is designed to allocate funding costs to its businesses in a way that incentivizes their efficient use of funding. The Group’s funds transfer pricing system is an essential tool that allocates to the businesses the short-term and long-term costs of funding their balance sheet usages and off-balance sheet contingencies. The funds transfer pricing framework ensures the full funding costs allocation under normal business conditions, but it is of even greater importance in a stressed capital markets environment where raising funds is more challenging and expensive. Under this framework, the Group’s businesses are also credited to the extent they provide long-term stable funding.
Net revenues and income/(loss) before taxes
in	2022	2021	2020
Net revenues (CHF million)
Wealth Management	4,952	7,031	7,081
Investment Bank	4,607	9,908	10,153
Swiss Bank	4,093	4,316	4,212
Asset Management	1,294	1,508	1,140
Corporate Center	(25)	(67)	(197)
Net revenues	14,921	22,696	22,389
Income/(loss) before taxes (CHF million)
Wealth Management	(631)	2,307	2,053
Investment Bank	(3,116)	(3,473)	1,910
Swiss Bank	1,545	1,918	1,468
Asset Management	146	362	28
Corporate Center	(1,202)	(1,714)	(1,992)
Income/(loss) before taxes	(3,258)	(600)	3,467
Total assets
end of	2022	2021
Total assets (CHF million)
Wealth Management	150,411	201,326
Investment Bank	146,846	274,112
Swiss Bank	197,059	221,478
Asset Management	3,373	3,603
Corporate Center	33,669	55,314
Total assets	531,358	755,833
Net revenues and income/(loss) before taxes by geographical location
in	2022	2021	2020
Net revenues (CHF million)
Switzerland	5,436	7,285	7,719
EMEA	1,763	3,524	3,885
Americas	6,054	8,827	7,614
Asia Pacific	1,668	3,060	3,171
Net revenues	14,921	22,696	22,389
Income/(loss) before taxes (CHF million)
Switzerland	(988)	257	1,770
EMEA	(1,645)	(4,929)	(124)
Americas	664	3,781	1,577
Asia Pacific	(1,289)	291	244
Income/(loss) before taxes	(3,258)	(600)	3,467
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.
Total assets by geographical location
end of	2022	2021
Total assets (CHF million)
Switzerland	202,341	256,261
EMEA	94,425	163,659
Americas	181,221	249,656
Asia Pacific	53,371	86,257
Total assets	531,358	755,833
The designation of total assets by region is based upon customer domicile.

Bank
Segment information
4 Segment information
For the purposes of the presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank.
> Refer to “Note 4 – Segment information” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Net revenues and income/(loss) before taxes
in	2022	2021	2020
Net revenues (CHF million)
Wealth Management	4,952	7,031	7,081
Investment Bank	4,607	9,908	10,153
Swiss Bank	4,093	4,316	4,212
Asset Management	1,294	1,508	1,140
Adjustments [1]	267	279	(83)
Net revenues	15,213	23,042	22,503
Income/(loss) before taxes (CHF million)
Wealth Management	(631)	2,307	2,053
Investment Bank	(3,116)	(3,473)	1,910
Swiss Bank	1,545	1,918	1,468
Asset Management	146	362	28
Adjustments [1]	(1,275)	(1,205)	(2,248)
Income/(loss) before taxes	(3,331)	(91)	3,211
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.

Total assets
end of	2022	2021
Total assets (CHF million)
Wealth Management	150,411	201,326
Investment Bank	146,846	274,112
Swiss Bank	197,059	221,478
Asset Management	3,373	3,603
Adjustments [1]	32,350	58,695
Total assets	530,039	759,214
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.

Net revenues and income/(loss) before taxes by geographical location
in	2022	2021	2020
Net revenues (CHF million)
Switzerland	7,154	8,382	8,659
EMEA	523	2,916	3,162
Americas	6,134	8,896	7,765
Asia Pacific	1,402	2,848	2,917
Net revenues	15,213	23,042	22,503
Income/(loss) before taxes (CHF million)
Switzerland	543	1,659	2,477
EMEA	(2,907)	(5,554)	(847)
Americas	374	3,574	1,419
Asia Pacific	(1,341)	230	162
Income/(loss) before taxes	(3,331)	(91)	3,211
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.
Total assets by geographical location
end of	2022	2021
Total assets (CHF million)
Switzerland	201,752	259,874
EMEA	93,767	163,539
Americas	181,228	249,680
Asia Pacific	53,292	86,121
Total assets	530,039	759,214
The designation of total assets by region is based upon customer domicile.